DEFERRED REVENUES - Change in Deferred Revenue on Extension of Warranty (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance	€ 3,627
Balance	3,848	€ 3,627
Extension of Warranty [Member]
Balance	782	837
New extension of warranty	256	206
Recognition of revenue	(298)	(261)
Balance	€ 740	€ 782